Commitments and Contingencies (Table) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Charters-out [Abstract]
July to December 2018	$ 149,712
2019	232,196
2020	201,453
2021	163,775
2022 to 2029	385,192
Minimum charter payments	$ 1,132,328